Operating segment and geographic data	12 Months Ended
Dec. 31, 2017
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

The Chief Operating Decision Maker (CODM) is the Chief Executive Officer. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company’s operating segments consist of Electrification Products, Robotics and Motion, Industrial Automation and Power Grids. The remaining operations of the Company are included in Corporate and Other.

Effective January 1, 2017, the Company re-allocated the management responsibilities for certain businesses among the four reported operating segments. The primary change was the transfer to the Electrification Products segment of the electric vehicle charging, solar, and power quality businesses from the Discrete Automation and Motion segment. In addition, the Discrete Automation and Motion segment was renamed the Robotics and Motion segment while the Process Automation segment was renamed the Industrial Automation segment.

The segment information for 2016 and 2015, and at December 31, 2016 and 2015, has been recast to reflect these organizational changes. In addition, total assets at December 31, 2016 and 2015, have been adjusted to reflect the additional netting of deferred tax assets and liabilities which resulted from the adoption of an accounting standard update on the classification of deferred taxes.

Furthermore, the results for both the Company’s high-voltage cable and cables accessories businesses which, prior to their divestment in March 2017, were included within the Power Grids operating segment, and the Company’s Oil & Gas EPC business which, prior to its divestment in December 2017, were included within the Industrial Automation segment, have been reclassified to Corporate and Other for all periods presented.

A description of the types of products and services provided by each reportable segment is as follows:

•          Electrification Products: manufactures and sells products and services including electric vehicle charging, solar inverters, modular substation packages, switchgear, UPS solutions, circuit breakers, control products, wiring accessories, enclosures and cabling systems, and intelligent home and building solutions designed to integrate and automate the lighting, heating and ventilation, and security and data communication networks.

•          Robotics and Motion: manufactures and sells robotics, motors, generators, drives, wind converters, components and systems for railways and related services and digital solutions for a wide range of applications in industry, transportation and infrastructure, and utilities.

•          Industrial Automation: develops and sells integrated automation and electrification systems and solutions, such as process and discrete control solutions, advanced process control software and manufacturing execution systems, sensing, measurement and analytical instrumentation and solutions, electric ship propulsion systems, as well as solutions for modern machine and factory automation and large turbochargers. In addition, the division offers a comprehensive range of services ranging from repair to advanced services such as remote monitoring, preventive maintenance and cybersecurity services.

•          Power Grids: offers a range of products, systems, service and software solutions across the power value chain of generation, transmission and distribution, to utility, industry, transportation and infrastructure customers. These offerings address existing and evolving grid needs such as the integration of renewables, network control, digital substations, microgrids and asset management. The division portfolio includes turnkey grid integration, transmission systems and substation solutions as well as a wide range of power, distribution and traction transformers, and an array of high-voltage products, such as circuit breakers, switchgear, capacitors.

•          Corporate and Other: includes headquarters, central research and development, the Company’s real estate activities, Group Treasury Operations, historical operating activities of certain divested businesses, and other minor business activities.

•          The Company evaluates the profitability of its segments based on Operational EBITA, which represents income from operations excluding:

•          amortization expense on intangibles arising upon acquisition (acquisition-related amortization),

•          restructuring and restructuring-related expenses,

•          non-operational pension cost comprising: (a) interest cost, (b) expected return on plan assets, (c) amortization of prior service cost (credit), (d) amortization of net actuarial loss, and (e) curtailments, settlements and special termination benefits,

•          changes in the amount recorded for retained obligations of divested businesses occurring after the divestment date (changes in retained obligations of divested businesses),

•          changes in estimates relating to opening balance sheets of acquired businesses (changes in pre-acquisition estimates),

•          gains and losses from sale of businesses,

•          acquisition-related expenses and certain non-operational items, as well as

•          foreign exchange/commodity timing differences in income from operations consisting of: (a) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (b) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (c) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities).

The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company’s consolidated Operational EBITA. Intersegment sales and transfers are accounted for as if the sales and transfers were to third parties, at current market prices.

The following tables present segment revenues, Operational EBITA, the reconciliations of consolidated Operational EBITA to income from continuing operations before taxes, as well as depreciation and amortization, and capital expenditures for 2017, 2016 and 2015, as well as total assets at December 31, 2017, 2016 and 2015.

	2017
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,591	503	10,094
Robotics and Motion	7,882	519	8,401
Industrial Automation	6,725	155	6,880
Power Grids	9,904	490	10,394
Corporate and Other	210	1,535	1,745
Intersegment elimination	—	(3,202)	(3,202)
Consolidated	34,312	—	34,312

	2016
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,337	583	9,920
Robotics and Motion	7,404	502	7,906
Industrial Automation	6,490	164	6,654
Power Grids	10,097	563	10,660
Corporate and Other	500	1,785	2,285
Intersegment elimination	—	(3,597)	(3,597)
Consolidated	33,828	—	33,828

	2015
	Third-party	Intersegment	Total
($ in millions)	revenues	revenues	revenues
Electrification Products	9,634	641	10,275
Robotics and Motion	7,597	591	8,188
Industrial Automation	7,075	144	7,219
Power Grids	10,510	735	11,245
Corporate and Other	665	1,768	2,433
Intersegment elimination	—	(3,879)	(3,879)
Consolidated	35,481	—	35,481

($ in millions)	2017	2016	2015
Operational EBITA:
Electrification Products	1,510	1,459	1,520
Robotics and Motion	1,178	1,223	1,288
Industrial Automation	953	897	977
Power Grids	972	998	810
Corporate and Other and Intersegment elimination	(483)	(386)	(386)
Consolidated Operational EBITA	4,130	4,191	4,209
Acquisition-related amortization	(264)	(279)	(310)
Restructuring and restructuring-related expenses(1)	(363)	(543)	(674)
Non-operational pension cost	42	(38)	(19)
Changes in retained obligations of divested businesses	(94)	—	—
Changes in pre-acquisition estimates	(8)	(131)	(21)
Gains and losses on sale of businesses	252	(10)	(20)
Acquisition-related expenses and certain non-operational items	(322)	(163)	(100)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	126	(65)	67
Realized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	32	(5)	(68)
Unrealized foreign exchange movements on receivables/payables (and
related assets/liabilities)	(97)	30	(15)
Income from operations	3,434	2,987	3,049
Interest and dividend income	74	73	77
Interest and other finance expense	(277)	(261)	(286)
Income from continuing operations before taxes	3,231	2,799	2,840

(1)               Amounts also include the incremental implementation costs in relation to the White Collar Productivity program.

	Depreciation and						Total assets(1)
	amortization			Capital expenditure(1)			at December 31,
($ in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Electrification Products	315	348	364	218	215	228	10,278	9,881	9,955
Robotics and Motion	216	249	246	118	112	126	8,061	7,943	8,600
Industrial Automation	114	76	80	71	53	57	7,239	4,184	4,586
Power Grids	239	242	259	171	172	150	9,017	8,623	9,032
Corporate and Other	217	220	211	371	279	315	8,667	8,571	8,899
Consolidated	1,101	1,135	1,160	949	831	876	43,262	39,202	41,072

(1)              Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Geographic information

Geographic information for revenues and long-lived assets was as follows:

				Long-lived
				assets at
	Revenues			December 31,
($ in millions)	2017	2016	2015	2017	2016
Europe	11,840	11,315	11,602	3,195	2,768
The Americas	9,713	9,741	10,554	1,151	1,100
Asia, Middle East and Africa	12,759	12,772	13,325	1,017	875
Total	34,312	33,828	35,481	5,363	4,743

Revenues by geography reflect the location of the customer. Approximately 20 percent, 19 percent and 20 percent of the Company’s total revenues in 2017, 2016 and 2015, respectively, came from customers in the United States. Approximately 15 percent, 14 percent and 14 percent of the Company’s total revenues in 2017, 2016 and 2015, respectively, were generated from customers in China. In 2017, 2016 and 2015, more than 98 percent of the Company’s total revenues were generated from customers outside Switzerland.

Long-lived assets represent “Property, plant and equipment, net” and are shown by location of the assets. At December 31, 2017, approximately 16 percent, 15 percent and 10 percent of the Company’s long-lived assets were located in the U.S., Switzerland and Sweden, respectively. At December 31, 2016, approximately 17 percent, 17 percent and 10 percent of the Company’s long-lived assets were located in Switzerland, the U.S. and Sweden.

The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.

EPC business model change

On December 20, 2017, the Company announced a planned change to the management and oversight of the remaining activities of its engineering, procurement and construction (EPC) businesses. Effective January 1, 2018, management responsibility and oversight of certain remaining EPC businesses, currently included in the Power Grids and Robotics and Motion operating segments, will be transferred outside of the respective former operating divisions. The new management structure will result in these businesses being included in Corporate and Other starting in 2018.